Summary of Significant Accounting Policies - Foreign Currency Transactions and Translations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Foreign currency transactions and translations
Cash, cash equivalents and restricted cash	$ 1,571,091	¥ 10,221,992	$ 631,630	¥ 4,109,577	¥ 3,324,384	¥ 4,790,751
Convenience translation
Convenience translation calculated at the rate of US$1.00	6.5063	6.5063
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	17.00%
Segment reporting
Number of reportable segments	1
Number of operating segments	2
Minimum
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	6.00%
Maximum
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	17.00%
Foreign currency risk | Denominated in RMB
Foreign currency transactions and translations
Cash, cash equivalents and restricted cash | ¥		¥ 4,287,900		¥ 4,021,551